Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,020,551,454.70
Previously Paid Amount	3,669.04
Total Fee Amount	140,938.16
Total Offset Amount	0
Net Fee	$ 137,269.12